Segment Information - Net Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 2,089,999	$ 1,978,214	$ 1,965,311
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,086,513	1,031,566	1,020,055
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	998,448	942,009	935,281
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	88,065	89,557	84,774
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	712,759	648,494	624,573
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 290,727	$ 298,154	$ 320,683